Consolidated Statements of Changes in Net Assets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	May 11, 2022	Apr. 27, 2022	Dec. 31, 2021
Common stock, shares, outstanding	10,879,905	10,879,905	10,879,905		2,500,000
SAFE Notes
Debt instrument, convertible, conversion price			$ 10	$ 10
Common stock, shares, outstanding			10,879,905
Warrant
Warrant liabilities at fair value	$ 0